                        STATEMENT OF NET ASSETS

                         AMERICAN GENERAL SERIES
                           PORTFOLIO COMPANY 3

                            AUGUST 31, 1998

                   American General Series Portfolio Company 3

                             Statement of Net Assets


                                 August 31, 1998





                                    CONTENTS

Report of Independent Auditors...........................................................................1

Statement of Net Assets..................................................................................2

Notes to Statement of Net Assets.........................................................................3

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors

To the Shareholder and Board of Trustees of American General Series Portfolio Company 3

We have audited the accompanying statement of net assets of International Growth Fund, International Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Socially Responsible Fund, Balanced Fund, Domestic Bond Fund, Money Market Fund, Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, Strategic Bond Fund, and High Yield Bond Fund (such "Funds" comprising the American General Series Portfolio Company 3) as of August 31, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company 3 at August 31, 1998, in conformity with generally accepted accounting principles.

                                                   /s/ ERNST & YOUNG, LLP

October 2, 1998
Houston, Texas

                   American General Series Portfolio Company 3

                             Statement of Net Assets


                                 August 31, 1998


                                                                                                    NET ASSET
                                                                   NET             NUMBER OF        VALUE PER
                PORTFOLIO                       CASH             ASSETS*            SHARES            SHARE
------------------------------------------------------------------------------------------------------------------

American General International Growth
   Fund                                       $   4,867          $   4,867           486.7             $ 10
American General International Value Fund         4,800              4,800           480.0               10
American General Small Cap Growth Fund            5,200              5,200           520.0               10
American General Small Cap Value Fund             5,133              5,133           513.3               10
American General Mid Cap Growth Fund              5,400              5,400           540.0               10
American General Mid Cap Value Fund               5,267              5,267           526.7               10
American General Large Cap Growth Fund            3,800              3,800           380.0               10
American General Large Cap Value Fund             3,867              3,867           386.7               10
American General Socially Responsible
   Fund                                           6,667              6,667           666.7               10
American General Balanced Fund                    6,667              6,667           666.7               10
American General Domestic Bond Fund               1,667              1,667           166.7               10
American General Money Market Fund                6,667              6,667         6,667.0                1
American General Growth Lifestyle Fund            6,667              6,667           666.7               10
American General Moderate Growth
   Lifestyle Fund                                 6,667              6,667           666.7               10
American General Conservative Growth
   Lifestyle Fund                                 6,666              6,666           666.6               10
American General Core Bond Fund                   6,666              6,666           666.6               10
American General Strategic Bond Fund              6,666              6,666           666.6               10
American General High Yield Bond Fund             6,666              6,666           666.6               10
                                              ---------          ---------
                                              $ 100,000          $ 100,000
                                              =========          =========


* Applicable to shares of beneficial interests issued and outstanding, $.01 par value, per share, unlimited shares authorized.





See accompanying notes.

                   American General Series Portfolio Company 3

                        Notes to Statement of Net Assets


                                 August 31, 1998


1. ORGANIZATION

American General Series Portfolio Company 3 (the "Series") was organized as a Delaware business trust on May 6, 1998 by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Series consists of 18 separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually referred to as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

         American General International Growth Fund ("International Growth
         Fund")

         American General International Value Fund ("International Value Fund")

         American General Small Cap Growth Fund ("Small Cap Growth Fund")

         American General Small Cap Value Fund ("Small Cap Value Fund")

         American General Mid Cap Growth Fund ("Mid Cap Growth Fund")

         American General Mid Cap Value Fund ("Mid Cap Value Fund")

         American General Large Cap Growth Fund ("Large Cap Growth Fund")

         American General Large Cap Value Fund ("Large Cap Value Fund")

         American General Socially Responsible Fund ("Socially Responsible
         Fund")

         American General Balanced Fund ("Balanced Fund")

         American General Domestic Bond Fund ("Domestic Bond Fund")

         American General Money Market Fund ("Money Market Fund")

         American General Growth Lifestyle Fund ("Growth Lifestyle Fund") - Growth through investments in Series Funds

         American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund") - Growth and current income through investments in Series Funds

                   American General Series Portfolio Company 3

1. ORGANIZATION (CONTINUED)

         American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund") Current income and a low to moderate level of growth through investments in Series Funds

         American General Core Bond Fund ("Core Bond Fund")

         American General Strategic Bond Fund ("Strategic Bond Fund")

         American General High Yield Bond Fund ("High Yield Bond Fund")

The Lifestyle Funds have allocated the Fund's assets among the funds in which investments will be made--International Value Fund, International Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, and Domestic Bond Fund based on percentages determined by VALIC, subject to supervision of the Board of Trustees.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with generally accepted accounting principles.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Series and subject to the authority of the Series' Board of Trustees, VALIC (the "Adviser") serves as the Series' investment adviser and conducts the business and affairs of the Series. Additionally, VALIC has engaged investment Sub-advisers to provide investment sub-advisory services for each Fund other than Socially Responsible Fund, Money Market Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and Growth Lifestyle Fund, subject to VALIC's control, direction, and supervision. On August 26, 1998, the Adviser entered into a sub-advisory agreement with the following Sub-advisers:

         American General Investment Management, L.P. ("AGIM") - AGIM is the Sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, and the Core Bond Fund.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

         Bankers Trust Company ("Bankers Trust") - Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund.

         Brown Capital Management, Inc. ("Brown Capital Management") - Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund.

         Capital Guardian Trust Company ("Capital Guardian") - Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.

         Fiduciary Management Associates, Inc. ("FMA") - FMA is one of two Sub-advisers for the Small Cap Value Fund.

         Goldman Sachs Asset Management ("GSAM") - GSAM is the Sub-adviser for the Large Cap Growth Fund.

         J.P. Morgan Investment Management Inc. ("JP Morgan") - JP Morgan is the Sub-adviser for the Small Cap Growth Fund.

         Jacobs Asset Management - Jacobs Asset Management is the Sub-adviser for the International Growth Fund.

         Neuberger & Berman Management, Inc. ("N&B Management") - N&B Management is the Sub-adviser for the Mid Cap Value Fund.

         State Street Global Advisors ("State Street Global Advisors") - State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund.

Sub-advisers are compensated for such services by the Adviser.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

International Growth Fund  0.90% on the first $100 million             Balanced Fund          0.80% on the first $25 million
                           0.80% on assets more than $100 million                             0.65% on the next $25 million
                                                                                              0.45% on assets more than $50 million

Large Cap Growth Fund      0.55%                                       High Yield Bond Fund   0.70% on the first $200 million
                                                                                              0.60% on the next $300 million
                                                                                              0.55% on assets more than $500 million

Mid Cap Growth Fund        0.65% on the first $25 million              Strategic Bond Fund    0.60% on the first $200 million
                           0.55% on the next $25 million                                      0.50% on the next $300 million
                           0.45% on assets more than $50 million                              0.45% on assets more than $500 million

Small Cap Growth Fund      0.85%                                       Domestic Bond Fund     0.60% on the first $50 million
                                                                                              0.45% on the next $50 million
                                                                                              0.43% on the next $200 million
                                                                                              0.40% on assets more than $300 million

International Value Fund   1.00% on the first $25 million              Core Bond Fund         0.50% on the first $200 million
                           0.85% on the next $25 million                                      0.45% on the next $300 million
                           0.675% on the next $200 million                                    0.40% on assets more than $500 million
                           0.625% on assets more than $250 million

Large Cap Value Fund       0.50%                                       Money Market Fund      0.25%

Mid Cap Value Fund         0.75% on the first $100 million             Conservative Growth
                           0.725% on the next $150 million             Lifestyle Fund         0.10%
                           0.70% on the next $250 million
                           0.675% on the next $250 million
                           0.65% on the assets more than $750 million

Small Cap Value Fund       0.75% on the first $50 million              Moderate Growth
                           0.65% on the assets more than $50 million   Lifestyle Fund         0.10%


Socially Responsible Fund  0.25%                                       Growth Lifestyle Fund  0.10%


Advisory fees will not be assessed until the commencement of investment operations.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of net assets:

               International Growth Fund                  1.18%
               Large Cap Growth Fund                      0.88%
               Mid Cap Growth Fund                        0.82%
               Small Cap Growth Fund                      1.18%
               International Value Fund                   1.07%
               Large Cap Value Fund                       0.83%
               Mid Cap Value Fund                         1.07%
               Small Cap Value Fund                       1.01%
               Socially Responsible Fund                  0.58%
               Balanced Fund                              0.85%
               High Yield Bond Fund                       1.03%
               Strategic Bond Fund                        0.93%
               Domestic Bond Fund                         0.81%
               Core Bond Fund                             0.83%
               Money Market Fund                          0.53%

Pursuant to an accounting services agreement with the Series, VALIC serves as the accounting services agent to the Series and will provide certain accounting and administrative services to the Series. For its services, VALIC will receive an annual fee of 0.03% of average daily net assets.

Certain officers of VALIC are also officers and/or trustees of the Fund.

                   American General Series Portfolio Company 3

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The initial seed money for the Series was funded by VALIC Separate Account A (a registered separate account of VALIC). VALIC Separate Account A owns 100% of the outstanding shares of the Funds of the Series.

Certain start-up costs were incurred in connection with the organization of the Series. These costs were paid by VALIC on behalf of the Series.

4. INVESTMENT ACTIVITY

A statement of operations, a statement of changes in net assets, and per share data and ratios for the period from August 26, 1998 (date the series was seeded with $100,000 of initial capital) to August 31, 1998, are not presented because there were no investment transactions or other operational activities.

5. SUBSEQUENT EVENT (UNAUDITED)

On September 1, 1998, VALIC contributed an additional $74,900,000 to the Series for additional funding. At that time, investment operations of each Fund commenced.